Other Disclosures - Acquisitions ProfoundBio - Consolidated Revenue and Net Profit for 2024 (Details) - ProfoundBio $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue	$ 3,121
Net Profit	$ 1,102